INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	December 31,	December 31,
	2024	2023

Patents	$—	$1,241,199
Licensed software	—	16,923,586
Less: accumulated amortization	—	(3,766,061)
Less: impairment	—	(14,398,724)
Intangible assets, net	$—	$—